Foreign Currency Derivative Instruments Foreign Currency Derivative Instruments - Offsetting Assets and Liabilities (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Derivative [Line Items]
Offsetting Assets [Table Text Block]
The following table provides information about the potential effect of such netting arrangements on the Company's derivative instruments:

	Fair Value as of
	June 28, 2013		March 29, 2013
(Amounts in millions)	Assets	Liabilities	Assets	Liabilities
Gross derivatives recognized in consolidated condensed balance sheets	$8	$17	$5	$11
Gross amounts not offset in the consolidated condensed balance sheets (1)	1	1	2	2
Net amount	$7	$16	$3	$9

The following table provides information about the potential effect of such netting arrangements on the Company's derivative instruments:

	Fair Value as of
	March 29, 2013		March 30, 2012
(Amounts in millions)	Assets	Liabilities	Assets	Liabilities
Gross derivatives recognized in consolidated condensed balance sheets	$5	$11	$12	$14
Gross amounts not offset in the consolidated condensed balance sheets (1)	2	2	2	2
Net amount	$3	$9	$10	$12